Other Accrued Liabilities (Detail) - Successor [Member] - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 01, 2013
Balance Sheet Components [Line Items]
Compensation and other employee-related costs		$ 153.0	$ 168.0
Current portion of long-term employee benefit plans		12.4	13.3
Restructuring	$ 31.7	48.5	98.4	$ 0.5
Discounts, rebates, and warranties		68.6	65.0
Income taxes payable		20.8	25.1
Derivative liabilities		1.5	1.2
Other		100.0	101.7
Total	$ 291.7	$ 404.8	$ 472.7